UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : June 30, 2002
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management
Address: 3000 Sand Hill Road
	 Bldg 4-235
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	July 23, 2002



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 50

Form 13F Information Table Value Total : $202,090

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1807    48000 SH       SOLE                    48000
Advent Software                COM              007974108     8509   331100 SH       SOLE                   331100
Affymetrix                     COM              00826T108    11621   484400 SH       SOLE                   484400
Agile Software Corp.           COM              00846x105     7481  1029042 SH       SOLE                  1029042
ArthroCare Corp.               COM              043136100     6511   506300 SH       SOLE                   506300
Aspen Technology               COM              045327103     1343   161000 SH       SOLE                   161000
BEA Systems, Inc               COM              073325102     5064   532500 SH       SOLE                   532500
BP Amoco PLC                   COM              055622104      962    19054 SH       SOLE                    19054
Berkshire Hathaway Class A     COM              084670108     1002       15 SH       SOLE                       15
Berkshire Hathaway Class B     COM              084670207     1278      572 SH       SOLE                      572
Brocade Comm.                  COM              111621108     1075    61500 SH       SOLE                    61500
CNET Networks Inc.             COM              12613R104     2612  1312500 SH       SOLE                  1312500
Ciena Corp                     COM              171779101     4559  1088003 SH       SOLE                  1088003
Concord EFS                    COM              206197105     4316   143200 SH       SOLE                   143200
Electronic Arts                COM              285512109    15062   228036 SH       SOLE                   228036
Exelixis Inc                   COM              30161Q104     1782   236600 SH       SOLE                   236600
General Electric               COM              369604103     1627    56016 SH       SOLE                    56016
General Mills                  COM              370334104      588    13336 SH       SOLE                    13336
Halliburton Co.                COM              406216101      159    10000 SH       SOLE                    10000
IBM                            COM              459200101     1700    23616 SH       SOLE                    23616
Inhale Therap. Sys.            COM              457191104     5047   531800 SH       SOLE                   531800
Intel Corp.                    COM              458140100     1889   103392 SH       SOLE                   103392
Intuit                         COM              461202103     7309   147000 SH       SOLE                   147000
JDS uniphase corp.             COM              46612J101     3446  1290700 SH       SOLE                  1290700
Johnson & Johnson              COM              478160104      843    16128 SH       SOLE                    16128
Juniper Networks               COM              48203r104     5753  1018200 SH       SOLE                  1018200
Linear Technology              COM              535678106    11129   354102 SH       SOLE                   354102
Magma Design Automation        COM              559181102     5650   336300 SH       SOLE                   336300
Maxim Intgrtd. Prod.           COM              57772K101     3940   102800 SH       SOLE                   102800
Millennium Pharm.              COM              599902103     4598   378400 SH       SOLE                   378400
Minnesota Mining               COM              604059105      246     2000 SH       SOLE                     2000
Molecular Devices              COM              60851C107     7166   402600 SH       SOLE                   402600
Nortel Networks                COM              656568102      310   214057 SH       SOLE                   214057
PMC-Sierra Inc                 COM              69344F106     3330   359200 SH       SOLE                   359200
Pfizer, Inc.                   COM              717081103     2184    62400 SH       SOLE                    62400
ProBusiness                    COM              742674104     9232   633700 SH       SOLE                   633700
Rouse Co.                      COM              779273101      347    10500 SH       SOLE                    10500
Royal Dutch Petrol             COM              780257804      221     4000 SH       SOLE                     4000
Schering-Plough                COM              806605101     1555    63200 SH       SOLE                    63200
Schlumberger Ltd.              COM              806857108      372     8000 SH       SOLE                     8000
SeeBeyond Technology           COM              815704101     3003   968600 SH       SOLE                   968600
Siebel                         COM              826170102    10042   706200 SH       SOLE                   706200
Target CP                      COM              239753106     1541    40440 SH       SOLE                    40440
Tularik, Inc.                  COM              899165104     3082   336050 SH       SOLE                   336050
Vertex Pharm.                  COM              92532F100     6714   412420 SH       SOLE                   412420
Vignette Corp.                 COM              926734104     4142  2102500 SH       SOLE                  2102500
Vitesse Semi.                  COM              928497106     3952  1270800 SH       SOLE                  1270800
Webmethods                     COM              94768c108     5091   514200 SH       SOLE                   514200
Yahoo                          COM              984332106     9269   628000 SH       SOLE                   628000
i2 Technologies, Inc           COM              465754109     1630  1101200 SH       SOLE                  1101200